                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                      811-05642
                                  ---------------------------------------------

                           American Income Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

       800 Nicollet Mall      Minneapolis, MN                   55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Robert H. Nelson       -       800 Nicollet Mall, Minneapolis, MN 55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:     800-677-3863
                                                   ----------------------------

Date of fiscal year end:     October 31, 2003
                        --------------------------
Date of reporting period:    April 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

[LOGO]FIRST AMERICAN-TM-

[GRAPHIC]

AMERICAN
INCOME
FUND

MRF

APRIL 30, 2003

SEMIANNUAL REPORT

[LOGO]

   American Income
   Fund

OUR IMAGE - GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN.

                       TABLE OF CONTENTS

1....................  Financial Statements

5....................  Notes to Financial Statements

14...................  Investments in Securities

 NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2003
.................................................................................

ASSETS:
Investments in securities at value*...............  $114,016,380
Cash in bank on demand deposit....................     2,649,710
Receivable for investment securities sold.........        20,446
Accrued interest receivable.......................     1,066,388
Other assets......................................        11,958
                                                    ------------
  Total assets....................................   117,764,882
                                                    ------------
LIABILITIES:
Payable for investment securities purchased.......    10,153,438
Reverse repurchase agreements payable (note 2)....    21,280,080
Accrued investment management fee (note 3)........        45,381
Accrued administrative fee (note 3)...............         6,982
Accrued interest expense..........................        84,238
Other accrued expenses............................        26,268
                                                    ------------
  Total liabilities...............................    31,596,387
                                                    ------------
  Net assets applicable to outstanding capital
    stock.........................................  $ 86,168,495
                                                    ============
COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital......  $108,097,082
Distributions in excess of net investment
  income..........................................        (4,713)
Accumulated net realized loss on investments......   (26,399,020)
Unrealized appreciation of investments............     4,475,146
                                                    ------------

  Total-representing net assets applicable to
    capital stock.................................  $ 86,168,495
                                                    ============

*Investments in securities at identified cost.....  $109,541,234
                                                    ============
NET ASSET VALUE AND MARKET PRICE OF CAPITAL STOCK:
Net assets outstanding............................  $ 86,168,495
Shares outstanding (authorized 200 million shares
  of $0.01 par value).............................     9,454,221
Net asset value per share.........................  $       9.11
Market price per share............................  $       8.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                2003 SEMIANNUAL REPORT  1  American Income Fund

FINANCIAL STATEMENTS (Unaudited) continued

STATEMENT OF OPERATIONS  For the Six Months Ended April 30, 2003
.................................................................................

INCOME:
Interest (net of interest expense of $357,535)....  $3,544,557
Interest from affiliated money market fund........      21,099
                                                    ----------

  Total income....................................   3,565,056
                                                    ==========
EXPENSES (NOTE 3):
Investment management fee.........................     269,205
Administrative fee................................      41,416
Custodian fees....................................       4,142
Transfer agent fees...............................      23,084
Registration fees.................................      17,356
Reports to shareholders...........................      21,947
Directors' fees...................................         880
Audit and legal fees..............................      12,691
Other expenses....................................      12,160
                                                    ----------
  Total expenses..................................     402,881
                                                    ----------

  Net investment income...........................   3,162,175
                                                    ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS (NOTE 4):
Net realized loss on investments in securities....     (59,865)
Net change in unrealized appreciation or
  depreciation of investments.....................   4,029,808
                                                    ----------

  Net gain on investments.........................   3,969,943
                                                    ----------

    Net increase in net assets resulting from
      operations..................................  $7,132,118
                                                    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                2003 SEMIANNUAL REPORT  2  American Income Fund

STATEMENT OF CASH FLOWS  For the Six Months Ended April 30, 2003
.................................................................................

CASH FLOWS FROM OPERATING ACTIVITIES:
Interest income...................................  $  3,565,056
Net expenses......................................      (402,881)
                                                    ------------
  Net investment income...........................     3,162,175
                                                    ------------
Adjustments to reconcile net investment income to
  net cash provided by operating activities:
  Change in accrued interest receivable...........       101,214
  Net accretion of bond discounts and amortization
    of premiums...................................      (106,201)
  Change in accrued fees and expenses.............       (81,703)
  Change in other assets..........................       (11,958)
                                                    ------------
    Total adjustments.............................       (98,648)
                                                    ------------

    Net cash provided by operating activities.....     3,063,527
                                                    ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investments................    40,414,989
Purchases of investments..........................   (22,897,087)
Net purchases of short-term securities............    (4,075,640)
                                                    ------------

    Net cash provided by investing activities.....    13,442,262
                                                    ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Net payments for reverse repurchase agreements....   (11,611,638)
Distributions paid to shareholders................    (3,261,708)
                                                    ------------

    Net cash used by financing activities.........   (14,873,346)
                                                    ------------
Net increase in cash..............................     1,632,443
Cash at beginning of period.......................     1,017,267
                                                    ------------

    Cash at end of period.........................  $  2,649,710
                                                    ============
Supplemental disclosure of cash flow information:
  Cash paid for interest on reverse repurchase
    agreements....................................  $    434,324
                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                2003 SEMIANNUAL REPORT  3  American Income Fund

FINANCIAL STATEMENTS (Unaudited) continued

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................

                                          SIX MONTHS ENDED
                                              4/30/03        YEAR ENDED
                                            (UNAUDITED)       10/31/02
                                          ----------------  -------------
OPERATIONS:
Net investment income...................    $ 3,162,175      $ 6,647,785
Net realized loss on investments in
  securities............................        (59,865)      (3,394,746)
Net change in unrealized appreciation or
  depreciation of investments...........      4,029,808       (1,376,839)
                                            -----------      -----------

  Net increase in net assets resulting
    from operations.....................      7,132,118        1,876,200
                                            -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
From net investment income..............     (3,261,708)      (6,499,046)
                                            -----------      -----------

  Total increase (decrease) in net
    assets..............................      3,870,410       (4,622,846)
Net assets at beginning of period.......     82,298,085       86,920,931
                                            -----------      -----------

Net assets at end of period.............    $86,168,495      $82,298,085
                                            ===========      ===========

Undistributed (distributions in excess
  of) net investment income.............    $    (4,713)     $    94,820
                                            ===========      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                2003 SEMIANNUAL REPORT  4  American Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) ORGANIZATION
.............................
                American Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund invests in fixed-income securities, primarily in mortgage-backed securities. The Fund also invests in other debt securities, such as collateralized mortgage obligations (CMOs) and asset-backed securities, high-yield bonds, corporate bonds, and preferred stock. The Fund will invest at least 65% of its total assets in investment-grade securities under normal market conditions. No more than 35% of the Fund's total assets may be held in high-yield issues. The Fund is authorized to borrow funds or issue senior securities in amounts not exceeding 33 1/3% of its total assets. Fund shares are listed on the New York Stock Exchange under the symbol MRF.

(2) SUMMARY OF
  SIGNIFICANT
  ACCOUNTING
  POLICIES
.............................
                SECURITY VALUATION
                Portfolio securities for which market valuations are readily available are valued at current market value. If market quotations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable, or not reflective of market value, portfolio securities are valued according to procedures adopted by the Fund's board of directors in good faith at "fair value," that is, a price that the Fund might reasonably expect to receive for the security or other asset upon its current sale. As of April 30, 2003, the Fund held fair value securities with a value of $64,850 or 0.08% of total net assets.

                Security valuations for the Fund's investments are furnished by one or more independent pricing services that have been approved by the Fund's board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the

                2003 SEMIANNUAL REPORT  5  American Income Fund

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

                NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

                Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

                2003 SEMIANNUAL REPORT  6  American Income Fund

                SECURITY TRANSACTIONS AND INVESTMENT INCOME
                Security transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including accretion of bond discounts and amortization of premiums, is recorded on an accrual basis.

                REVERSE REPURCHASE AGREEMENTS
                Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the Fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the Fund, and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six months ended April 30, 2003, the weighted average borrowings outstanding were $27,093,257 and the weighted average interest rate was 2.63%.

                FUTURES TRANSACTIONS
                To gain exposure to or protect against changes in the market, the Fund may buy and sell financial futures contracts and related options. Risks of entering into futures contracts and related options include the possibility there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of

                2003 SEMIANNUAL REPORT  7  American Income Fund

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

                the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of April 30, 2003, the Fund had no futures contracts.

                MORTGAGE DOLLAR ROLLS
                The Fund may enter into mortgage dollar rolls in which the Fund sells securities purchased on a forward commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For the six months ended April 30, 2003, there were $10,153,438 in mortgage dollar roll transactions outstanding.

                FEDERAL TAXES
                The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of the timing of recognition of income on certain collateralized mortgage-backed securities. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend

                2003 SEMIANNUAL REPORT 8 American Income Fund distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

                The tax character of distributions paid during the six months ended April 30, 2003 (estimated) and the fiscal year ended October 31, 2002 were as follows:

                                             2003        2002
                                          ----------  ----------
Distributions paid from:
Ordinary income.........................  $3,261,708  $6,449,634
                                          ----------  ----------
                                          $3,261,708  $6,449,634
                                          ==========  ==========

                At October 31, 2002, the Fund's most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income.....................  $     94,820
Accumulated capital losses........................   (26,339,155)
Unrealized appreciation...........................       445,338
                                                    ------------
Accumulated deficit...............................  $(25,798,997)
                                                    ============

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly and realized capital gains, if any, will be distributed at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the Fund's dividend reinvestment plan, reinvested in additional shares of the Fund's capital stock.

                REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                The Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency

                2003 SEMIANNUAL REPORT  9  American Income Fund

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

                obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the Fund in the event of a default.

                The Fund may invest in money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such investments are identical to those of investments by non-related entities except that, to avoid duplicative investment advisory fees, U.S. Bancorp Asset Management, Inc. ("USBAM") reimburses the Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments. For financial statement purposes, this reimbursement is recorded as investment income.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) EXPENSES
.............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                Pursuant to an investment advisory agreement (the "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment management fee equal to an annualized rate of 0.65% of the Fund's

                2003 SEMIANNUAL REPORT 10 American Income Fund average weekly net assets. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the Fund.

                Pursuant to a co-administration agreement (the "Co-Administration Agreement"), USBAM serves as Co-Administrator for the Fund (U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp is also Co-Administrator but currently has no functional responsibilities related to the Fund) and provides administrative services, including legal and shareholder services, to the Fund. Under this Co-Administration Agreement, USBAM receives a monthly fee equal to an annualized rate of 0.10% of the Fund's average weekly net assets. For its fee, USBAM provides numerous services to the Fund including, but not limited to, handling the general business affairs, financial and regulatory reporting and various record-keeping services. Separate from the Co-Administration Agreement, USBAM (from its own resources) has retained SEI Investments Inc. as a sub-administrator to perform among other services, net asset value calculations.

                OTHER FEES AND EXPENSES
                In addition to the investment management and administrative fees, the Fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance, interest, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses.

                2003 SEMIANNUAL REPORT  11  American Income Fund

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

(4) INVESTMENT
SECURITY
TRANSACTIONS
.............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended April 30, 2003, aggregated $32,550,976 and $39,702,650, respectively.

(5) CAPITAL LOSS
  CARRYOVER
.............................
                For federal income tax purposes, the Fund had capital loss carryovers at October 31, 2002, the Fund's most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the Fund's fiscal year-ends as indicated below.

CAPITAL LOSS
 CARRYOVER    EXPIRATION
------------  ----------
$11,955,561      2003
  1,699,165      2004
  1,155,089      2006
  2,573,283      2007
  4,931,683      2008
    662,186      2009
  3,362,188      2010
-----------
$26,339,155
===========

(6) TENDER OFFER
.............................
                On October 17, 2000, the Fund announced that the Fund's board of directors had voted to authorize a tender offer to purchase up to 10% of the outstanding voting shares of the Fund in April 2003, subject to certain conditions. The tender offer price would be equal to the net asset value of the shares, less expenses of the tender offer, and would be contingent upon the discount between the Fund's market price and net asset value per share exceeding 5% during the 12 calendar weeks preceding February 1, 2003, and upon the board determining at that time that the tender continued to be in the best interest of the Fund's shareholders. During the 12 calendar weeks preceding February 1, 2003, the average discount between the Fund's market price and net asset value per share was 3.03%. Therefore no tender offer was made.

                2003 SEMIANNUAL REPORT  12  American Income Fund

(7) FINANCIAL HIGHLIGHTS
.............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN INCOME FUND

                                          SIX MONTHS
                                             ENDED                    YEAR ENDED OCTOBER 31,
                                            4/30/03      ------------------------------------------------
                                          (UNAUDITED)     2002      2001     2000 (D)     1999      1998
                                          -----------    ------    ------    --------    ------    ------
PER-SHARE DATA
Net asset value, beginning of period....    $ 8.70       $ 9.19    $ 8.90     $ 9.23     $ 9.94    $10.27
                                            ------       ------    ------     ------     ------    ------
Operations:
  Net investment income.................      0.33         0.70      0.65       0.68       0.65      0.64
  Net realized and unrealized gains
    (losses) on investments.............      0.43        (0.50)     0.26      (0.29)     (0.64)    (0.20)
                                            ------       ------    ------     ------     ------    ------
    Total from operations...............      0.76         0.20      0.91       0.39       0.01      0.44
                                            ------       ------    ------     ------     ------    ------
Distributions to shareholders:
  From net investment income............     (0.35)       (0.69)    (0.59)     (0.67)     (0.70)    (0.71)
  From tax return of capital............        --           --     (0.03)     (0.05)     (0.02)    (0.06)
                                            ------       ------    ------     ------     ------    ------
    Total distributions.................     (0.35)       (0.69)    (0.62)     (0.72)     (0.72)    (0.77)
                                            ------       ------    ------     ------     ------    ------
Net asset value, end of period..........    $ 9.11       $ 8.70    $ 9.19     $ 8.90     $ 9.23    $ 9.94
                                            ======       ======    ======     ======     ======    ======
Market value, end of period.............    $ 8.77       $ 8.37    $ 8.53     $ 8.06     $ 9.94    $10.27
                                            ======       ======    ======     ======     ======    ======
SELECTED INFORMATION
Total return, net asset value (a).......      8.93%        2.48%    10.96%      5.97%      1.28%     5.22%
Total return, market value (b)..........      9.00%        6.22%    13.69%     17.20%     (3.68)%   (0.74)%
Net assets at end of period (in
  millions).............................    $   86       $   82    $   87     $  105     $  109    $  117
Ratio of expenses to average weekly net
  assets excluding interest
  expense (e)...........................      0.97%        0.96%     0.89%      1.06%      1.06%     1.02%
Ratio of expenses to average weekly net
  assets including interest
  expense (e)...........................      1.83%        2.00%     2.06%      1.59%      2.54%     3.29%
Ratio of net investment income to
  average weekly net assets (e).........      7.62%        7.88%     7.37%      7.52%      6.73%     6.39%
Portfolio turnover rate (excluding
  short-term securities)................        29%          54%       82%        65%        99%       80%
Amount of borrowings outstanding at end
  of period (in millions)...............    $   21       $   33    $   33     $   --     $   25    $   54
Per-share amount of borrowings
  outstanding at end of period..........    $ 2.25       $ 3.48    $ 3.46     $   --     $ 2.10    $ 4.57
Per-share amount of net assets,
  excluding borrowings, at end of
  period................................    $11.36       $12.18    $12.66     $ 8.90     $11.33    $14.51
Asset coverage ratio (c)................       505%         350%      366%       N/A        539%      317%

(A)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(B) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(C) REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.
(D) EFFECTIVE OCTOBER 24, 2000, THE ADVISOR WAS CHANGED FROM MENTOR INVESTMENT ADVISORS, A WHOLLY-OWNED SUBSIDIARY OF FIRST UNION CORPORATION, TO U.S. BANK NATIONAL ASSOCIATION, ACTING THROUGH ITS FIRST AMERICAN ASSET MANAGEMENT DIVISION. U.S. BANCORP ASSET MANAGEMENT, INC., A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION, IS THE SUCCESSOR TO FIRST AMERICAN ASSET MANAGEMENT.
(E)  ANNUALIZED.

                2003 SEMIANNUAL REPORT  13  American Income Fund

INVESTMENTS IN SECURITIES (Unaudited)

AMERICAN INCOME FUND                           April 30, 2003
                                             Par
Description of Security                     Value      Value (a)
----------------------------------------  ----------  ------------

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET
ASSETS)
U.S. GOVERNMENT AND AGENCY SECURITIES -- 40.4%
  U.S. AGENCY MORTGAGE-BACKED SECURITIES -- 40.4%
    ADJUSTABLE RATE (f) -- 1.3%0
      FHLMC
        4.16%, 9/1/18, #605911..........  $      498  $        511
      FNMA
        3.77%, 7/1/27, #70179...........       5,887         6,097
      GNMA
        5.63%, 12/20/22, #8096 (h)......   1,028,317     1,067,280
                                                      ------------
                                                         1,073,888
                                                      ------------

    FIXED RATE -- 39.1%
      FHLMC
        6.50%, 8/1/30, #C43641 (h)......   1,107,117     1,159,705
        10.75%, 9/1/09, #160089.........      81,068        88,707
        9.50%, 12/1/09, #300119 (h).....     359,057       386,701
      FHLMC Gold
        7.00%, 12/1/14, #E00766 (h).....     393,371       421,029
        6.50%, 11/1/28, #C00676.........   1,908,706     1,994,690
      FNMA
        6.50%, 5/1/31, #540814 (h)......   1,256,007     1,312,308
        7.00%, 9/1/31, #596680 (h)......   1,599,019     1,700,123
        7.00%, 3/1/32, #635970 (h)......   1,039,309     1,098,747
        6.50%, 6/1/32, #596712 (h)......   1,885,883     1,982,613
        6.00%, 12/1/13, #190719 (h).....   1,534,875     1,598,169
        7.50%, 4/1/15, #534888..........     552,002       592,149
        7.50%, 5/1/15, #537440..........     172,687       185,369
        7.00%, 6/1/17, #254384 (h)......   1,132,215     1,208,288
        7.00%, 7/1/17, #254414..........   1,537,009     1,641,379
        6.00%, 9/1/17, #653368..........   1,577,520     1,653,623
        6.00%, 5/1/29, #323702 (h)......   2,692,269     2,810,890
        7.00%, 8/1/29, #510487 (h)......     877,235       929,044

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                2003 SEMIANNUAL REPORT  14  American Income Fund

AMERICAN INCOME FUND
(CONTINUED)
                                             Par
Description of Security                     Value      Value (a)
----------------------------------------  ----------  ------------

      FNMA TBA (i)
        5.50%, 11/1/32..................  $4,000,000  $  4,108,752
        5.00%, 3/1/18...................   4,000,000     4,105,000
        4.50%, 5/1/18...................   2,000,000     2,023,750
      GNMA
        7.50%, 12/15/30, #535621 (h)....     705,626       753,037
        7.00%, 12/15/08, #780388 (h)....     894,144       967,070
        11.50%, 5/15/13, #63292.........      17,650        20,641
        11.50%, 6/15/19, #274352........      28,045        33,169
        7.00%, 4/15/24, #376467 (h).....     877,395       937,163
                                                      ------------
                                                        33,712,116
                                                      ------------

        Total U.S. Government and Agency
          Securities
          (cost: $33,739,663)...........                34,786,004
                                                      ------------
CMO-U.S. AGENCY MORTGAGE-BACKED SECURITIES -- 8.9%
  FIXED RATE -- 5.9%
      FNMA REMIC
        Series 2002-W1, Class 2A
          7.50%, 2/25/42................   1,950,694     2,139,057
      GNMA REMIC
        Series 2001-61, Class ED
          6.00%, 12/16/31...............   2,000,000     2,077,970
        Series 1999-22, Class BD
          7.00%, 5/21/25................     893,530       897,616
                                                      ------------
                                                         5,114,643
                                                      ------------

  Z-BOND (e) -- 3.0%
      GNMA REMIC
        Series 2001-8, Class Z
          6.50%, 3/20/31 (h)............   2,289,191     2,549,186
                                                      ------------

        Total CMO-U.S. Agency
          Mortgage-Backed Securities
          (cost: $6,997,319)............                 7,663,829
                                                      ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                2003 SEMIANNUAL REPORT  15  American Income Fund

INVESTMENTS IN SECURITIES (Unaudited) continued

AMERICAN INCOME FUND
(CONTINUED)
                                             Par
Description of Security                     Value      Value (a)
----------------------------------------  ----------  ------------

CMO-PRIVATE MORTGAGE-BACKED SECURITIES -- 19.8%
  ADJUSTABLE RATE (f) -- 0.1%
      California Federal Bank Los
        Angeles
        Series 1991-Cl2, Class A
          6.15%, 7/15/21 (g)............  $   65,629  $     64,850
                                                      ------------

  FIXED RATE -- 19.7%
      Bank of America Mortgage
        Securities
        Series 1998-3, Class 2B2
          6.50%, 7/25/13................     234,838       237,719
        Series 1998-4, Class 2B2
          6.50%, 8/25/13................     250,166       258,754
      Citicorp Mortgage Securities
        Series 2001-6, Class M
          6.50%, 5/25/29................   1,991,357     2,073,354
      First Nationwide Trust
        Series 2001-3, Class 2A1
          8.22%, 1/25/23................   1,001,454     1,043,553
      General Electric Capital Mortgage
        Services
        Series 1993-18, Class B-1
          6.00%, 2/25/09 (c)............     572,195       575,325
        Series 1998-1, Class M
          6.75%, 1/25/13................     516,941       520,869
      Goldman Sachs Mortgage Securities
        Series 2001-2, Class A
          7.50%, 6/19/32 (c)............   1,309,086     1,400,054
      HSBC Mortgage Loan Trust
        Series 2000-HSB1, Class A3
          7.11%, 12/16/30...............     133,363       133,712
      Norwest Asset Securities
        Series 1996-2, Class M
          7.00%, 9/25/11................     833,853       832,419
        Series 1998-2, Class M
          6.50%, 2/25/28................     998,857     1,012,721

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                2003 SEMIANNUAL REPORT  16  American Income Fund

AMERICAN INCOME FUND
(CONTINUED)
                                             Par
Description of Security                     Value      Value (a)
----------------------------------------  ----------  ------------

      Prudential Home Mortgage
        Securities
        Series 1993-22, Class M
          7.00%, 7/25/23 (h)............  $  846,213  $    845,545
        Series 1993-27, Class M
          7.50%, 7/25/23 (h)............     694,466       693,556
        Series 1994-29, Class M
          7.00%, 10/25/24...............   1,301,089     1,309,442
        Series 1995-5, Class B1
          7.25%, 9/25/25 (c)............   1,046,014     1,044,633
        Series 1995-5, Class M
          7.25%, 9/25/25................   1,012,704     1,014,648
      Residential Accredit Loans
        Series 1997-QS13, Class M3
          7.25%, 12/25/27...............   1,156,385     1,180,288
      Residential Funding Mortgage
        Security I
        Series 2001-S21, Class M3
          6.25%, 9/25/16................     428,037       440,095
      Washington Mutual
        Series 1999 WM2, Class 2A
          7.00%, 11/19/14...............     405,013       416,317
      Wells Fargo Mortgage-Backed
        Securities Trust
        Series 2001-23, Class B3
          6.25%, 10/25/16...............     468,863       482,050
        Series 2003-D, Class A1
          4.93%, 2/25/33 (h)............   1,407,437     1,456,782
                                                      ------------
                                                        16,971,836
                                                      ------------

        Total CMO-Private
          Mortgage-Backed Securities
          (cost: $16,522,631)...........                17,036,686
                                                      ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                2003 SEMIANNUAL REPORT  17  American Income Fund

INVESTMENTS IN SECURITIES (Unaudited) continued

AMERICAN INCOME FUND
(CONTINUED)
                                             Par
Description of Security                     Value      Value (a)
----------------------------------------  ----------  ------------

HIGH YIELD CORPORATE BONDS -- 38.7%
  AEROSPACE -- 1.0%
      BE Aerospace,
        Callable 11/1/03 @ 104.75
          9.50%, 11/1/08................  $  500,000  $    350,000
      Sequa
          9.00%, 8/1/09.................     500,000       522,500
                                                      ------------
                                                           872,500
                                                      ------------

  CABLE TELEVISION -- 2.8%
      Charter Communications,
        Callable 4/1/04 @ 104.31
          8.63%, 4/1/09.................     500,000       332,500
      CSC Holdings, Series B
          7.63%, 4/1/11.................     500,000       526,250
      DirectTV Holdings,
        Callable 3/15/08 @ 104.19
          8.38%, 3/15/13 (c)............     125,000       140,000
      Echostar DBS,
        Callable 1/15/06 @ 104.56
          9.13%, 1/15/09................     500,000       562,500
      Mediacom,
        Callable 1/15/06 @ 104.75
          9.50%, 1/15/13................     200,000       215,000
      Paxson Communications,
        Callable 1/15/06 @ 106.12
          12.25%, 1/15/09 (b)...........     750,000       622,500
                                                      ------------
                                                         2,398,750
                                                      ------------

  CHEMICALS AND PLASTICS -- 1.6%
      Applied Extrusion, Series B,
        Callable 7/1/06 @ 105.38
          10.75%, 7/1/11................     500,000       360,000
      Equistar Chemical
          10.13%, 9/1/08................     250,000       262,500

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                2003 SEMIANNUAL REPORT  18  American Income Fund

AMERICAN INCOME FUND
(CONTINUED)
                                             Par
Description of Security                     Value      Value (a)
----------------------------------------  ----------  ------------

      FMC,
        Callable 11/1/06 @ 105.12
          10.25%, 11/1/09...............  $  200,000  $    225,000
      Lyondell Chemical,
        Callable 5/1/04 @ 105.44
          10.88%, 5/1/09................     500,000       502,500
                                                      ------------
                                                         1,350,000
                                                      ------------

  CONSUMER PRODUCTS -- 1.3%
      Playtex Family Products,
        Callable 6/1/06 @ 104.69
          9.38%, 6/1/11.................     500,000       555,000
      Simmons, Series B,
        Callable 3/15/04 @ 105.12
          10.25%, 3/15/09...............     500,000       540,000
                                                      ------------
                                                         1,095,000
                                                      ------------

  CONTAINERS -- 1.2%
      Greif Brothers,
        Callable 8/1/07 @ 104.44
          8.88%, 8/1/12.................     300,000       318,000
      Owens-Brockway Glass Container,
        Callable 2/15/06 @ 104.44
          8.88%, 2/15/09................     500,000       536,250
      Stone Container,
        Callable 7/1/07 @ 104.19
          8.38%, 7/1/12.................     200,000       217,500
                                                      ------------
                                                         1,071,750
                                                      ------------

  ENERGY -- 3.0%
      Chesapeake Energy,
        Callable 4/1/06 @ 104.06
          8.13%, 4/1/11.................     200,000       215,000
      El Paso
          7.75%, 1/15/32................     250,000       197,500

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                2003 SEMIANNUAL REPORT  19  American Income Fund

INVESTMENTS IN SECURITIES (Unaudited) continued

AMERICAN INCOME FUND
(CONTINUED)
                                             Par
Description of Security                     Value      Value (a)
----------------------------------------  ----------  ------------

      El Paso Energy Partners,
        Callable 12/1/07 @ 105.31
          10.63%, 12/1/12 (c)...........  $  100,000  $    115,000
      Ocean Energy, Series B,
        Callable 7/1/03 @ 104.19
          8.38%, 7/1/08.................     500,000       522,500
      Parker Drilling, Series B,
        Callable 11/15/04 @ 105.06
          10.13%, 11/15/09..............     500,000       533,750
      Pride Petroleum Services,
        Callable 6/16/03 @ 103.12
          9.38%, 5/1/07.................     500,000       518,750
      Swift Energy,
        Callable 8/1/04 @ 105.12
          10.25%, 8/1/09................     500,000       532,500
                                                      ------------
                                                         2,635,000
                                                      ------------

  FINANCE -- 0.7%
      Sovereign Bancorp
          10.50%, 11/15/06..............     500,000       597,115
                                                      ------------

  FOOD AND BEVERAGE PRODUCTS -- 2.1%
      Corn Products International
          8.25%, 7/15/07................     500,000       519,052
      Dominos, Series B,
        Callable 1/15/04 @ 105.19
          10.38%, 1/15/09...............     500,000       537,500
      Ingles Markets,
        Callable 12/1/06 @ 104.44
          8.88%, 12/1/11................     500,000       505,000
      Swift & Co.,
        Callable 10/1/06 @ 106.25
          12.50%, 1/1/10 (c)............     250,000       252,500
                                                      ------------
                                                         1,814,052
                                                      ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                2003 SEMIANNUAL REPORT  20  American Income Fund

AMERICAN INCOME FUND
(CONTINUED)
                                             Par
Description of Security                     Value      Value (a)
----------------------------------------  ----------  ------------

  GAMING -- 2.5%
      Coast Hotels and Casinos,
        Callable 4/1/04 @ 104.75
          9.50%, 4/1/09.................  $  400,000  $    430,000
      Isle of Capri Casinos,
        Callable 4/15/04 @ 104.38
          8.75%, 4/15/09................     500,000       526,250
      Mohegan Tribal Gaming
          8.13%, 1/1/06.................     500,000       531,250
      Park Place Entertainment
          7.88%, 12/15/05...............     500,000       522,500
      Resort International Hotel &
        Casino,
        Callable 3/15/07 @ 106.00
          11.50%, 3/15/09...............     200,000       186,000
                                                      ------------
                                                         2,196,000
                                                      ------------

  HEALTH CARE -- 1.3%
      IASIS Healthcare,
        Callable 10/15/04 @ 106.50
          13.00%, 10/15/09..............     500,000       557,500
      Triad Hospitals, Series B,
        Callable 5/15/04 @ 105.50
          11.00%, 5/15/09...............     500,000       555,000
                                                      ------------
                                                         1,112,500
                                                      ------------

  HOTELS -- 1.4%
      Florida Panthers Holdings,
        Callable 4/15/04 @ 104.94
          9.88%, 4/15/09................     500,000       527,500
      Hilton Hotels
          8.25%, 2/15/11................     200,000       217,000
      HMH Properties, Series B
          7.88%, 8/1/08.................     500,000       505,000
                                                      ------------
                                                         1,249,500
                                                      ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                2003 SEMIANNUAL REPORT  21  American Income Fund

INVESTMENTS IN SECURITIES (Unaudited) continued

AMERICAN INCOME FUND
(CONTINUED)
                                             Par
Description of Security                     Value      Value (a)
----------------------------------------  ----------  ------------

  MANUFACTURING -- 2.9%
      AK Steel,
        Callable 6/15/07 @ 103.88
          7.75%, 6/15/12................  $  200,000  $    174,750
      American Axle & Manufacturing,
        Callable 3/1/04 @ 104.88
          9.75%, 3/1/09.................     500,000       545,000
      American Standard
          7.38%, 4/15/05................     500,000       522,500
      Dana
          6.50%, 3/1/09.................     200,000       194,000
      Schuler Homes,
          9.38%, 7/15/09................     500,000       547,500
      WCI Communities,
        Callable 5/1/07 @ 104.5
          69.13%, 5/1/12................     500,000       505,000
                                                      ------------
                                                         2,488,750
                                                      ------------

  PAPER PRODUCTS -- 0.2%
      Georgia-Pacific
          8.88%, 5/15/31................     200,000       182,000
                                                      ------------

  SERVICES -- 4.7%
      Allied Waste, Series B,
        Callable 8/1/04 @ 105.00
          10.00%, 8/1/09................     500,000       535,625
      Autonation
          9.00%, 8/1/08.................     500,000       542,500
      Bally Total Fitness, Series D,
        Callable 6/16/03 @ 104.94
          9.88%, 10/15/07...............     500,000       450,000
      Buffets,
        Callable 7/15/06 @ 105.62
          11.25%, 7/15/10...............     200,000       196,000
      Primedia,
        Callable 5/15/06 @ 104.44
          8.88%, 5/15/11................     200,000       214,000

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                2003 SEMIANNUAL REPORT  22  American Income Fund

AMERICAN INCOME FUND
(CONTINUED)
                                             Par
Description of Security                     Value      Value (a)
----------------------------------------  ----------  ------------

      Service Corporation International
          7.70%, 4/15/09................  $  500,000  $    505,000
      Six Flags,
        Callable 4/15/08 @ 104.88
          9.75%, 4/15/13 (c)............     500,000       521,250
      United Rentals, Series B,
        Callable 1/15/04 @ 104.62
          9.25%, 1/15/09................     500,000       480,000
      Weight Watchers
          13.00%, 10/1/09...............     500,000       575,000
                                                      ------------
                                                         4,019,375
                                                      ------------

  TELECOMMUNICATIONS -- 3.2%
      Crown Castle,
        Callable 8/1/05 @ 105.38
          10.75%, 8/1/11................     500,000       515,000
      Lucent Technologies
          6.45%, 3/15/29................     500,000       367,500
      Nextel Communications,
        Callable 11/15/04 @ 104.69
          9.38%, 11/15/09...............     500,000       540,000
      Nortel Networks
          6.13%, 2/15/06................     500,000       484,375
      Qwest Capital Funding
          7.75%, 8/15/06................   1,000,000       870,000
                                                      ------------
                                                         2,776,875
                                                      ------------

  TRANSPORTATION -- 1.0%
      CP Ships Limited,
        Callable 7/15/07 @ 105.19
          10.38%, 7/15/12...............     500,000       541,250
      Northwest Airlines
          9.88%, 3/15/07................     500,000       300,000
                                                      ------------
                                                           841,250
                                                      ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                2003 SEMIANNUAL REPORT  23  American Income Fund

INVESTMENTS IN SECURITIES (Unaudited) continued

AMERICAN INCOME FUND
(CONTINUED)
                                             Par
Description of Security                     Value      Value (a)
----------------------------------------  ----------  ------------

  UTILITIES -- 4.1%
      AES
          9.38%, 9/15/10................  $  500,000  $    490,000
      Allegheny Energy
          8.25%, 4/15/12 (c)............     500,000       445,000
      Aquila
          7.95%, 2/1/11.................     200,000       172,500
      Centerpoint Energy Resources
          7.88%, 4/1/13 (c).............     500,000       573,750
      CMS Energy
          8.50%, 4/15/11................     500,000       490,000
      Illinova,
        Callable 7/15/03 @ 103.45
          7.50%, 7/15/25................     200,000       175,000
      Mission Energy
          13.50%, 7/15/08...............     500,000       320,000
      Northwestern
          8.75%, 3/15/12................     200,000       156,000
      TXU, Series J
          6.38%, 6/15/06................     200,000       213,000
      Western Resources
          9.75%, 5/1/07.................     500,000       535,000
                                                      ------------
                                                         3,570,250
                                                      ------------

  YANKEE OBLIGATIONS -- 3.7%
      Abitibi-Consolidated
          8.55%, 8/1/10.................     250,000       281,435
      Biovail,
        Callable 4/1/06 @ 103.94
          7.88%, 4/1/10.................     500,000       530,000
      Rogers Cablesystems, Series B
          10.00%, 3/15/05...............     500,000       537,500
      Rogers Cantel,
        Callable 6/16/03 @ 104.40
          8.80%, 10/1/07................     500,000       512,500
      Royal Caribbean Cruises
          8.25%, 4/1/05.................     500,000       508,750

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                2003 SEMIANNUAL REPORT  24  American Income Fund

AMERICAN INCOME FUND
(CONTINUED)
                                             Par
Description of Security                     Value      Value (a)
----------------------------------------  ----------  ------------

      Telus
          8.00%, 6/1/11.................  $  250,000  $    282,500
      Tyco International
          6.75%, 2/15/11................     500,000       500,000
      Worldwide Fiber,
        Callable 8/1/04 @ 106.00
          12.00%, 8/1/09 (d)............     450,000            45
                                                      ------------
                                                         3,152,730
                                                      ------------

        Total High Yield Corporate Bonds
          (cost: $31,982,774)...........                33,423,397
                                                      ------------
ASSET-BACKED SECURITIES -- 15.0%
  COMMERCIAL -- 4.3%
      GMAC Commercial Mortgage
        Securities
        Series 1998, Class A2
          6.42%, 5/15/35 (j)............   1,350,000     1,527,032
      Morgan Stanley Capital
        Series 1999 RMI, Class A2
          6.71%, 12/15/31 (j)...........   1,000,000     1,146,232
        Series 1999-FNV1, Class A1
          6.12%, 3/15/31 (j)............     990,537     1,070,185
                                                      ------------
                                                         3,743,449
                                                      ------------

  HOME EQUITY -- 7.2%
      Corestates Home Equity Trust
        Series 1994-1, Class A
          6.65%, 5/15/09................     225,954       225,971
      Donaldson, Lufkin & Jenrette Trust
        Series 2000-5, Class M1
          1.95%, 9/25/30 (b)............   2,000,000     2,001,688
      Green Tree Financial
        Series 1997-A, Class HEM2
          7.90%, 3/15/28 (j)............   1,380,601     1,437,433
        Series 1998-D, Class HEM1
          6.71%, 8/15/29 (j)............   2,396,294     2,524,827
                                                      ------------
                                                         6,189,919
                                                      ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

                2003 SEMIANNUAL REPORT  25  American Income Fund

INVESTMENTS IN SECURITIES (Unaudited) continued

AMERICAN INCOME FUND
(CONTINUED)
                                             Par
                                            Value/
Description of Security                     Shares     Value (a)
----------------------------------------  ----------  ------------

  MANUFACTURED HOUSING -- 3.5%
      Green Tree Financial
        Series 1994-2, Class A5
          8.30%, 5/15/19 (j)............  $1,062,444  $  1,143,059
      Oakwood Mortgage Investments
        Series 1994-A, Class A3
          9.10%, 2/15/15 (j)............   1,783,531     1,859,877
                                                      ------------
                                                         3,002,936
                                                      ------------

        Total Asset-Backed Securities
          (cost: $12,143,422)...........                12,936,304
                                                      ------------
CORPORATE BOND -- 0.6%
  FINANCE -- 0.6%
      Ford Motor Credit
          5.80%, 1/12/09................     500,000       480,020
                                                      ------------

        Total Corporate Bond
          (cost: $465,285)..............                   480,020
                                                      ------------
RELATED PARTY MONEY MARKET FUND (k) -- 8.9%
      First American Prime Obligations
        Fund............................   7,690,140     7,690,140
                                                      ------------

        Total Related Party Money Market
          Fund
          (cost: $7,690,140)............                 7,690,140
                                                      ------------

        Total Investments in Securities
          (cost: $109,541,234) (l)..................  $114,016,380
                                                      ============

NOTES TO INVESTMENTS IN SECURITIES:
(a) Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
(b) Delayed interest (Step Bonds)-Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The interest rate shown represents the current yield at April 30, 2003, based upon the estimated timing and amount of future interest and principal payments.

                2003 SEMIANNUAL REPORT  26  American Income Fund

(c) Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the Fund's board of directors.
(d) Security is non-income producing and is currently in default as to the timely payment of principal and interest.
(e) Z-Bond-Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. The interest rate shown represents the current yield based upon the current cost basis, estimated timing, and amount of future cash flows.
(f) Variable Rate Security-The rate shown is the rate in effect as of April 30, 2003.
(g) Security valued at fair value under guidelines established and approved by the Fund's board of directors. Total fair value securities had a value of $64,850, which represents 0.08% of total net assets at April 30, 2003. See note 2 in Notes to Financial Statements.
(h) On April 30, 2003, securities valued at $22,984,115 were pledged as collateral for the following outstanding reverse repurchase agreements:

                                                                           NAME OF
                                                                           BROKER
                        ACQUISITION                         ACCRUED    AND DESCRIPTION
       AMOUNT              DATE        RATE*       DUE      INTEREST    OF COLLATERAL
---------------------   -----------   --------   --------   --------   ---------------
     $ 5,000,000           4/21/03     1.29%      5/16/03   $ 1,792           (1)
       6,949,010            2/7/03     1.37%       2/6/04    21,949           (2)
       3,257,070           11/8/02     1.65%       5/8/03    25,975           (3)
       1,746,000          11/12/02     1.38%      5/12/03    11,337           (4)
       4,328,000          12/19/02     1.45%      6/19/03    23,185           (5)
     -----------                                            -------
     $21,280,080                                            $84,238
     ===========                                            =======

* INTEREST RATE AS OF APRIL 30, 2003. RATES ARE BASED ON THE LONDON INTERBANK OFFERED RATE (LIBOR) AND RESET MONTHLY.

NAME OF BROKER AND DESCRIPTION OF COLLATERAL:
       (1) MORGAN STANLEY;
          FNMA, 6.00%, 5/1/29, $2,692,269 PAR
          FNMA, 7.00%, 8/1/29, $877,235 PAR
          FNMA, 7.00%, 9/1/31, $1,217,493 PAR
       (2) MORGAN STANLEY;
          FHLMC, 6.50%, 8/1/30, $1,107,117 PAR
          FNMA, 7.00%, 6/1/17, $1,132,215 PAR
          FNMA, 6.50%, 5/1/31, $727,168 PAR
          FNMA, 7.00%, 3/1/32, $1,039,309 PAR
          GNMA, 5.63%, 12/20/22, $1,028,317 PAR
          GNMA REMIC, 6.50%, 3/20/31, $2,289,191 PAR
       (3) GOLDMAN SACHS;
          PRUDENTIAL 1993-22 M, 7.00%, 7/25/23, $846,213 PAR
          PRUDENTIAL 1993-27 M, 7.50%, 7/25/23, $694,466 PAR
       (4) GOLDMAN SACHS;
          FHLMC, 7.00%, 12/1/14, $393,371 PAR
          GNMA, 7.00%, 4/15/24, $877,395 PAR

                2003 SEMIANNUAL REPORT  27  American Income Fund

INVESTMENTS IN SECURITIES (Unaudited) continued

       (5) GOLDMAN SACHS;
          FHLMC, 9.50%, 12/1/09, $359,057 PAR
          FNMA, 6.00%, 12/1/13, $1,534,875 PAR
          FNMA, 6.50%, 6/1/32, $1,885,883 PAR
          GNMA, 7.00%, 12/15/08, $894,144 PAR
          GNMA, 7.50%, 12/15/30, $705,626 PAR
          WELLS FARGO CMO,4.93%, 2/25/33, $1,407,437 PAR

(i) On April 30, 2003, the total cost of investments purchased on a when-issued basis was $10,153,437.
(j) Security pledged as collateral for positions purchased on a when-issed basis.
(k) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 2 in Notes to Financial Statements.
(l) Cost for federal income tax purposes was $109,541,234. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:


GROSS UNREALIZED APPRECIATION.....................  $ 6,006,909
GROSS UNREALIZED DEPRECIATION.....................   (1,531,763)
                                                    -----------
                                                    $ 4,475,146
                                                    ===========

CMO-COLLATERALIZED MORTGAGE OBLIGATION
FHLMC-FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA-FEDERAL NATIONAL MORTGAGE ASSOCIATION
GMAC-GENERAL MOTORS ACCEPTANCE CORPORATION
GNMA-GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC-REAL ESTATE MORTGAGE INVESTMENT CONDUIT
TBA-TO BE ANNOUNCED

                2003 SEMIANNUAL REPORT  28  American Income Fund

BOARD OF DIRECTORS

Roger Gibson
Director of American Income Fund Inc.
Vice President, Cargo-United Airlines

Leonard Kedrowski
Director of American Income Fund Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer
Director of American Income Fund Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss
Director of American Income Fund Inc.
Former Chairperson of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

Virginia Stringer
Chairperson of American Income Fund Inc.
Owner and President of Strategic Management Resources, Inc.

James Wade
Director of American Income Fund Inc.
Owner and President of Jim Wade Homes

[LOGO]

      American Income Fund
      2003 SEMIANNUAL REPORT

      U.S. Bancorp Asset Management, Inc., a subsidiary of U.S. Bank National Association, is a separate entity and wholly owned subsidiary of U.S. Bancorp.

 [RECYCLE LOGO]    This document is printed on paper
                   containing 10% postconsumer waste.

                   6/2003  0068-03  MRF-SAR

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. - N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

     (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

     (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

     (e)(2) Disclose the percentage of services described in each of paragraphs
          (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed - end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a)- Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

An evaluation was performed within 90 days from the date hereof under the supervision of the registrant's management, including the principal executive officer and principal financial officer of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the principal executive officer and principal financial officer, concluded that the registrant's disclosure controls and procedures were effective for the semi-annual reporting period.

Item 9(b)-- Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By  /s/ Thomas S. Schreier, Jr.
    ----------------------------
       Thomas S. Schreier, Jr.
        President

Date: June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Thomas S. Schreier, Jr.
    ----------------------------
       Thomas S. Schreier, Jr.
        President

Date:  June 30, 2003

By  /s/ Robert H. Nelson
    ---------------------
       Robert H. Nelson
       Treasurer

Date:  June 30, 2003